Reserves - Changes In Valuation Gain (Loss) On Financial Assets At FVOCI (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ 40,139	₩ (329,576)
Balance at December 31	735,238	40,139
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	438,979	(47,086)
Amount recognized as other comprehensive income for the year, net of taxes	627,833	486,440
Amount reclassified to retained earnings, net of taxes	(12,429)	(375)
Changes from spin-off, net of taxes	(421,143)	0
Balance at December 31	₩ 633,240	₩ 438,979